EQUITY - Registered direct offering warrants (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	Aug. 07, 2025 USD ($) $ / shares shares	Feb. 05, 2025 USD ($) $ / shares shares	Apr. 25, 2024 USD ($) $ / shares shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
EQUITY
Net proceeds				$ 102,993	$ 38,960	$ 21,652
Registered direct offering warrants | Registered direct offering
EQUITY
Warrants outstanding	$ 6,191		$ 9,978
Gross proceeds from warrants				10,400
Payments for conversion fee				8
Net proceeds				10,392
Registered direct offering warrants | Registered direct offering | Fundamental healthcare investor
EQUITY
Warrants outstanding		$ 5,539
Gross proceeds from warrants				15,000
Payments for conversion fee				13
Net proceeds				$ 14,987
ADS
EQUITY
Entity Listing, Depository Receipt Ratio			1	1
ADS | Registered direct offering
EQUITY
Issuance of shares on offering | shares	230,770	258,309	651,380
Entity Listing, Depository Receipt Ratio			1
Aggregate amount of warrant | shares	230,770	258,309
Exercise price | $ / shares	$ 65.00	$ 58.07
Price per share | $ / shares	$ 65	58.07	$ 38.38
ADS | Registered direct offering | Fundamental healthcare investor
EQUITY
Price per share | $ / shares		$ 58.07
ADS | Registered direct offering warrants | Registered direct offering
EQUITY
Issuance of shares on offering | shares			651,380
Aggregate amount of warrant | shares	230,770
ADS | Registered direct offering warrants | Registered direct offering | Fundamental healthcare investor
EQUITY
Issuance of shares on offering | shares		258,309
Aggregate amount of warrant | shares		258,309
Ordinary Shares | Registered direct offering
EQUITY
Aggregate amount of warrant | shares			651,380
Exercise price | $ / shares			$ 44.14